STATEMENT OF INVESTMENTS
International Value Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Australia - 4.9%
Aristocrat Leisure	21,921		454,558
Brambles	27,107		208,836
Macquarie Group	9,936		880,405
Northern Star Resources	32,144		237,391
Woodside Petroleum	16,712		366,844
			2,148,034
Austria - 1.3%
OMV	10,840		580,734
Belgium - 1.0%
UCB	6,042		438,734
Denmark - 1.2%
Vestas Wind Systems	6,933		538,606
Finland - 1.1%
Nokia	91,993		466,198
France - 10.5%
Atos	8,117		572,887
BNP Paribas	15,013		731,985
Cie Generale des Etablissements Michelin	4,839		540,758
Edenred	7,003		336,291
LVMH Moet Hennessy Louis Vuitton	1,782		709,360
Sanofi	13,474		1,249,424
Vinci	4,189		451,525
			4,592,230
Germany - 8.3%
Allianz	4,036		941,178
Deutsche Boerse	4,214		658,736
Deutsche Post	12,136		405,370
Deutsche Telekom	80,677		1,354,366
Evonik Industries	12,311		303,913
			3,663,563
Hong Kong - 3.2%
AIA Group	73,600		690,601
Galaxy Entertainment Group	34,000		213,316
Sun Hung Kai Properties	35,000		505,995
			1,409,912
Ireland - .9%
ICON	2,660	[a]	391,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.9% (continued)
Italy - 2.5%
Enel	84,769	633,384
Leonardo	39,091	460,247
		1,093,631
Japan - 23.5%
Asahi Kasei	32,900	326,217
Bandai Namco Holdings	6,900	429,870
Chubu Electric Power	54,200	785,028
Denso	15,900	702,444
Fujitsu	6,800	546,147
Hitachi	17,800	666,596
ITOCHU	16,100	333,747
Mitsubishi Electric	48,200	643,976
Recruit Holdings	13,800	421,792
Seven & i Holdings	18,200	698,421
Shin-Etsu Chemical	4,100	441,762
Shionogi & Co.	11,900	663,913
Shiseido	7,000	559,238
Sony	15,300	899,036
Sumitomo Mitsui Financial Group	30,800	1,057,917
Suzuki Motor	12,200	518,226
West Japan Railway	5,400	457,421
Yamato Holdings	11,900	179,948
		10,331,699
Netherlands - 7.9%
Heineken	7,257	784,733
ING Groep	50,449	528,838
Koninklijke Ahold Delhaize	19,119	478,270
Koninklijke DSM	2,946	354,377
NN Group	14,325	508,552
Royal Dutch Shell, Cl. B	27,120	796,706
		3,451,476
Portugal - .9%
Galp Energia	26,234	394,601
Singapore - 1.0%
United Overseas Bank	24,000	444,607
Spain - 5.6%
ACS Actividades de Construccion y Servicios	11,165	446,661
Amadeus IT Group	7,361	527,882
Iberdrola	90,292	938,335
Industria de Diseno Textil	17,603	545,275
		2,458,153
Sweden - 1.2%
Swedish Match	12,428	514,116

Description		Shares		Value ($)
Common Stocks - 96.9% (continued)
Switzerland - 7.8%
Julius Baer Group		12,141		538,573
Lonza Group		1,855		627,705
Novartis		15,946		1,384,357
OC Oerlikon		22,821		229,039
STMicroelectronics		32,076		621,489
				3,401,163
United Kingdom - 14.1%
Anglo American		22,528		518,988
BAE Systems		77,574		543,568
Bunzl		9,590		250,726
Cineworld Group		79,847		223,801
Diageo		20,068		821,186
Ferguson		6,064		443,039
GlaxoSmithKline		43,225		925,257
Legal & General Group		217,485		664,057
Melrose Industries		101,599		251,693
Tesco		167,033		495,321
Unilever		17,793		1,069,865
				6,207,501
Total Common Stocks (cost $42,477,513)				42,526,882

Exchange-Traded Funds - 2.0%
United States - 2.0%
iShares MSCI EAFE ETF (cost $852,726)		13,238		863,250
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $192,351)	1.89	192,351	[b]	192,351
Total Investments (cost $43,522,590)		99.3%		43,582,483
Cash and Receivables (Net)		.7%		304,983
Net Assets		100.0%		43,887,466

ETF—Exchange-Traded Fund

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
International Value Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	391,924	42,134,958††	−	42,526,882
Exchange-Traded Fund	863,250	−	−	863,250
Investment Companies	192,351	−	−	192,351

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2019, accumulated net unrealized appreciation on investments was $59,893, consisting of $3,284,032 gross unrealized appreciation and $3,224,139 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.